Financial Instruments and Risk Management - Summary of Contractual Cash Flows (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure about contractual cash flows [line items]
Borrowings	£ (9,902)	£ (9,042)	£ (10,129)
Interest on borrowings	(100)	(68)
Finance lease capital repayments	(155)	(183)
Trade and other financial liabilities	(3,318)	(2,889)
Non-derivative financial liabilities	(13,475)	(12,182)
Derivative instruments	90	110
Due within one year [member]
Disclosure about contractual cash flows [line items]
Borrowings	(1,828)	(2,459)	(2,058)
Due between one and three years [member]
Disclosure about contractual cash flows [line items]
Borrowings	(2,033)	(1,255)	(2,896)
Due between three and five years [member]
Disclosure about contractual cash flows [line items]
Borrowings	(2,111)	(1,324)	(537)
Due after five years [member]
Disclosure about contractual cash flows [line items]
Borrowings	(3,930)	(4,004)	£ (4,638)
Undiscounted amount [member]
Disclosure about contractual cash flows [line items]
Borrowings	(9,950)	(9,059)
Interest on borrowings	(2,580)	(2,582)
Finance lease capital repayments	(155)	(183)
Finance lease future interest payments	(22)	(31)
Trade and other financial liabilities	(3,376)	(2,903)
Non-derivative financial liabilities	(16,083)	(14,758)
Other derivative instruments (net)	(28)	(79)
Derivative instruments	462	470
Undiscounted amount [member] | Due within one year [member]
Disclosure about contractual cash flows [line items]
Borrowings	(1,828)	(2,458)
Interest on borrowings	(341)	(334)
Finance lease capital repayments	(30)	(26)
Finance lease future interest payments	(7)	(9)
Trade and other financial liabilities	(3,117)	(2,693)
Non-derivative financial liabilities	(5,323)	(5,520)
Other derivative instruments (net)	(1)	(94)
Derivative instruments	18	(74)
Undiscounted amount [member] | Due between one and three years [member]
Disclosure about contractual cash flows [line items]
Borrowings	(2,055)	(1,253)
Interest on borrowings	(472)	(421)
Finance lease capital repayments	(66)	(74)
Finance lease future interest payments	(9)	(12)
Trade and other financial liabilities	(28)	(34)
Non-derivative financial liabilities	(2,630)	(1,794)
Other derivative instruments (net)	(30)	13
Derivative instruments	8	53
Undiscounted amount [member] | Due between three and five years [member]
Disclosure about contractual cash flows [line items]
Borrowings	(2,117)	(1,350)
Interest on borrowings	(382)	(366)
Finance lease capital repayments	(34)	(41)
Finance lease future interest payments	(5)	(7)
Trade and other financial liabilities	(1)	(173)
Non-derivative financial liabilities	(2,539)	(1,937)
Other derivative instruments (net)	(2)	2
Derivative instruments	14	42
Undiscounted amount [member] | Due after five years [member]
Disclosure about contractual cash flows [line items]
Borrowings	(3,950)	(3,998)
Interest on borrowings	(1,385)	(1,461)
Finance lease capital repayments	(25)	(42)
Finance lease future interest payments	(1)	(3)
Trade and other financial liabilities	(230)	(3)
Non-derivative financial liabilities	(5,591)	(5,507)
Other derivative instruments (net)	5
Derivative instruments	422	449
Undiscounted amount [member] | Cross currency swaps (gross) [member]
Disclosure about contractual cash flows [line items]
Receivable	2,508	2,607
Payable	(2,018)	(2,058)
Undiscounted amount [member] | Cross currency swaps (gross) [member] | Due within one year [member]
Disclosure about contractual cash flows [line items]
Receivable	60	61
Payable	(41)	(41)
Undiscounted amount [member] | Cross currency swaps (gross) [member] | Due between one and three years [member]
Disclosure about contractual cash flows [line items]
Receivable	121	122
Payable	(83)	(82)
Undiscounted amount [member] | Cross currency swaps (gross) [member] | Due between three and five years [member]
Disclosure about contractual cash flows [line items]
Receivable	840	122
Payable	(824)	(82)
Undiscounted amount [member] | Cross currency swaps (gross) [member] | Due after five years [member]
Disclosure about contractual cash flows [line items]
Receivable	1,487	2,302
Payable	£ (1,070)	£ (1,853)